Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Cash And Cash Equivalents Abstract
Cash and cash equivalents	R$ 2,942	R$ 3,059		R$ 2,537
Short-term investments	10,307	8,339		5,478
Total	R$ 13,249	R$ 11,398	R$ 10,770	R$ 8,015	R$ 10,901	R$ 1,648